Note 18 - Intangible assets Sensitivity analysis (Details) € in Millions	Dec. 31, 2018 EUR (€)
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	€ (1,009)	[1]
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	526	[1]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	1,176	[1]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(451)	[1]
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(149)	[2]
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	40	[2]
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	158	[2]
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	€ (37)	[2]

[1]	(*) Based on historical changes, the use of 50 basis points to calculate the se nsitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.
[2]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable v ariation with respect to the observed variations over the last five years.